Fair Value of Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value of Assets and Liabilities [Abstract]
Schedule of Class of Assets Measured at Fair Value

The following table shows an analysis of each class of assets measured at fair value at the reporting date:

Fair value measurement at the reporting date using
	Quoted prices in active markets for identical instruments	Significant observant inputs other than quoted prices	Significant unobservable inputs
	(Level 1)	(Level 2)	(Level 3)	Total	Total
	HK$	HK$	HK$	HK$	US$
December 31, 2024
Financial liabilities:
Convertible promissory notes - Derivative	—	—	6,756,516	6,756,516	869,822